Unaudited Interim Condensed Consolidated Statements of Changes in Equity - USD ($)		Ordinary Shares		Subscription receivables	Additional paid-in capital	Statutory reserve	Accumulated deficits	Accumulated other comprehensive loss	Total EZGO’s shareholders’ equity	Non-controlling interest	Total
Balance at Sep. 30, 2024		$ 107,007	[1]	$ (7,800)	$ 82,176,550	$ 366,071	$ (22,087,948)	$ (1,986,591)	$ 58,567,289	$ 2,416,219	$ 60,983,508
Balance (in Shares) at Sep. 30, 2024	[1]	713
Share-based compensation			[1]		21,250				21,250		21,250
Warrant shares exercised via cashless option		$ 120,000	[1]		(120,000)
Warrant shares exercised via cashless option (in Shares)	[1]	800
Imputed interest on related party loan					(408,994)				(408,994)		(408,994)
Net loss			[1]				(1,136,007)		(1,136,007)	(120,845)	(1,256,852)
Foreign currency translation adjustment			[1]					(1,997,072)	(1,997,072)	(2,888)	(1,999,960)
Balance at Mar. 31, 2025		$ 227,007	[1]	(7,800)	81,668,806	366,071	(23,223,955)	(3,983,663)	55,046,466	2,292,486	57,338,952
Balance (in Shares) at Mar. 31, 2025	[1]	1,513
Balance at Sep. 30, 2025		$ 732,031	[1]	(7,800)	81,240,651	106,655	(30,520,902)	(3,156,108)	48,394,527	2,558,159	$ 50,952,686
Balance (in Shares) at Sep. 30, 2025		4,880	[1]								4,880	[2]
Additional issuance of ordinary shares for fractional shares shareholders		$ 16,714	[1]		(16,714)
Additional issuance of ordinary shares for fractional shares shareholders (in Shares)	[1]	112
Share-based compensation		$ 136,000	[1]		548,250				684,250		684,250
Share-based compensation (in Shares)	[1]	907
Cancellation of par value		$ (884,745)	[1]	7,800	876,945
Shareholders’ contribution			[1]	(9,600,000)	12,000,000				2,400,000		2,400,000
Shareholders’ contribution (in Shares)	[1]	133,333
Net loss			[1]				(3,609,027)		(3,609,027)	(131,225)	(3,740,252)
Disposal of a subsidiary			[1]			(11)	11
Foreign currency translation adjustment			[1]					1,629,889	1,629,889	121,159	1,751,048
Balance at Mar. 31, 2026			[1]	$ (9,600,000)	$ 94,649,132	$ 106,644	$ (34,129,918)	$ (1,526,219)	$ 49,499,639	$ 2,548,093	$ 52,047,732
Balance (in Shares) at Mar. 31, 2026		139,232	[1]								139,232	[2]

[1]	Giving retroactive effect to the 150 to 1 reverse share split on May 19, 2026, and the 25 to 1 reverse share split on November 7, 2025.
[2]	Giving retroactive effect to the 150 to 1 reverse share split on May 19, 2026, and the 25 to 1 reverse share split on November 7, 2025.